ASSETS HELD FOR SALE - Narrative (Details) - 378 MW U.S. Hydroelectric Portfolio	Dec. 31, 2022 MW
Statement [Line Items]
Hydro power capacity (in MW)	378
Proportion of ownership interest in joint venture	50.00%
Proportion of economic interest	22.00%